Document And Entity Information	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Neogen Corporation
Entity Central Index Key	0000711377
Entity Emerging Growth Company	false
Entity File Number	0-17988
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2367843
Entity Address, Address Line One	620 Lesher Place
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48912
City Area Code	(517)
Local Phone Number	372-9200
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.16 par value per share
Trading Symbol	NEOG
Security Exchange Name	NASDAQ
Amendment Description	This Form 8-K/A amends the Form 8-K filed on October 7, 2026 to include the Item 5.02 disclosure regarding shareholder approval of the Neogen Corporation Amended and Restated Omnibus Incentive Plan. Except as described below, this Amendment does not amend, modify or update the original Form 8-K or the disclosures therein, and does not reflect events occurring after the filing of the original Form 8-K.